INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

As at December 31, 2025 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,580	959	29	650
Other	5	5	—	—
	1,585	964	29	650

As at December 31, 2024 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,476	871	51	656
Other	5	5	—	—
	1,481	876	51	656